Acquired Intangible Lease Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
ACQUIRED INTANGIBLE LEASE ASSETS
ACQUIRED INTANGIBLE LEASE ASSETS
Acquired intangible lease assets consisted of the following (in thousands):

	As of December 31,
	2012	2011
Acquired in-place leases, net of accumulated amortization of $138,333 and $111,556,
respectively (with a weighted average life of 10.5 and 11.1 years, respectively)	$250,628	$277,764
Acquired above market leases, net of accumulated amortization of $21,306 and $16,988,
respectively (with a weighted average life of 11.8 and 11.4 years, respectively)	41,409	45,534
	$292,037	$323,298

Amortization expense related to the intangible assets for the years ended December 31, 2012, 2011 and 2010 was $32.7 million, $33.4 million, and $33.2 million, respectively.
Estimated amortization expense related to the intangible lease assets as of December 31, 2012 for each of the five succeeding fiscal years is as follows (in thousands):

	Amortization
Year ended December 31,	Leases In-Place	Above Market Leases
2013	$26,849	$4,296
2014	$26,265	$4,258
2015	$25,224	$4,199
2016	$23,374	$3,853
2017	$21,339	$3,578